Shareholder Report, Line Graph (Details) 197804_Regan Total Return Income Fund_Investor Class_TSR Annual {Investor Class} - USD ($)						12 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2021	Oct. 01, 2020	Sep. 30, 2025
Investor Class
Account Value [Line Items]
Accumulated Value	$ 12,949	$ 11,743	$ 11,253	$ 11,472	$ 10,000	$ 13,755
Bloomberg US Aggregate Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg US Aggregate Bond Index
Accumulated Value	$ 9,501	$ 8,516	$ 8,461	$ 9,907	$ 10,000	$ 9,775